Recent accounting pronouncements	12 Months Ended
Mar. 31, 2016
Recent accounting pronouncements
Recent accounting pronouncements

3.     Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers," which supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)" and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued ASU 2015-14 to defer the effective date of ASU 2014-09 by one year. In April 2016, the FASB issued ASU 2016-10 to clarify ASU 2014-09 on identifying performance obligations and licensing implementation guidance contained in the new revenue recognition standard. The new guidance is effective retrospectively for the Company for the year end ending March 31, 2019 and the interim reporting periods during the year ending March 31, 2019, with early application permitted only for the annual reporting period ending March 31, 2018 and the interim reporting periods during the year ending March 31, 2018. The Company is evaluating the existing revenue recognition policies to determine whether any contracts in the scope of the guidance will be affected by the new requirements.

In January 2015, the FASB issued ASU 2015-01, "Income Statement — Extraordinary and Unusual Items," which eliminates the concept of extraordinary and unusual items from U.S. GAAP. The new guidance is effective prospectively for the Company for the year end ending March 31, 2017 and interim reporting periods during the year ending March 31, 2017. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In February 2015, the FASB issued ASU 2015-02, "Consolidation (Topic 810) — Amendments to the Consolidation Analysis," which amends the criteria for determining which entities are considered VIEs, amends the criteria for determining if a service provider possesses a variable interest in a VIE and ends the deferral granted to investment companies for application of the VIE consolidation model. The guidance is effective for the Company for the year ending March 31, 2017 and interim reporting periods during the year ending March 31, 2017. The guidance may be applied retrospectively or through a cumulative effect adjustment to equity as of the beginning of the year of adoption. Early application is permitted, including adoption in an interim period. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In April 2015, the FASB issued ASU 2015-03, "Simplifying the Presentation of Debt Issuance Costs," which requires debt issuance costs relating to a recognized debt liability to be presented in the consolidated balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The new guidance is effective retrospectively for the Company for the year end ending March 31, 2017 and interim reporting periods during the year ending March 31, 2017. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows. At this time, the Company does not expect this accounting standard update to have a material impact on the consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, "Business Combinations (Topic 805) — Simplifying the Accounting for Measurement-Period Adjustments," which eliminates the requirement to restate prior period financial statements for measurement period adjustments. The new guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. The new guidance is effective prospectively for the Company for the year ending March 31, 2017 and interim reporting periods during the year ending March 31, 2017. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740) — Balance Sheet Classification of Deferred Taxes," which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the consolidated balance sheet. The new guidance is effective for the Company for the year ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. Early adoption is permitted. The new guidance may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows. At this time, the Company does not expect this accounting standard update to have a material impact on the consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01 "Financial Instruments-Overall (Subtopic 825-10) — Recognition and Measurement of Financial Assets and Financial Liabilities," which amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. With respect to the Company's consolidated financial statements, the most significant impact relates to the accounting for equity investments. It will impact the disclosure and presentation of financial assets and liabilities. The new guidance is effective for the Company for the year ending March 31, 2019 and interim reporting periods during the year ending March 31, 2019. Early adoption is permitted only for certain provisions. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02 "Leases" to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the consolidated balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 creates a new ASC 842 "Leases" to replace the previous ASC 840 "Leases." ASU 2016-02 affects both lessees and lessors, although for the latter the provisions are similar to the previous model, but updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in ASU 2014-09. The new guidance is effective for the Company for the year ending March 31, 2020 and interim reporting periods during the year ending March 31, 2020. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In March 2016, the FASB issued ASU 2016-05 "Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships," which clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under ASC 815 "Derivatives and hedging," does not, in and of itself, require designation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The new guidance is effective for the Company for the year ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In March 2016, the FASB issued ASU 2016-06 "Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments" to clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. The amendments apply to all entities that are issuers of or investors in debt instruments (or hybrid financial instruments that are determined to have a debt host) with embedded call (put) options. The new guidance is effective for the Company for the year ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In March 2016, the FASB issued ASU 2016-07 "Simplifying the Transition to the Equity Method of Accounting," to simplify the accounting for equity method investments, which eliminates the requirement in ASC 323 "Investments — equity method and joint ventures" that an entity retroactively adopt the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The new guidance is effective for the Company for the year ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.

In March 2016, the FASB issued ASU 2016-09 "Improvements to Employee Share-Based Payment Accounting" to simplify the accounting for employee share-based payment transactions, including the income tax consequences, classification of excess tax benefits on the statement of cash flows, introduction of accounting policy election on forfeitures, and the change of the threshold of share withholding by employer for settlement of employees' tax without causing the award to be liability classified. The new guidance is effective for the Company for the year ending March 31, 2018 and interim reporting periods during the year ending March 31, 2018. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this revised guidance on the Company's financial position, results of operations or cash flows.